World Omni Auto Receivables Trust 2011-A	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2014

Dates Covered
Collections Period	06/01/14 - 06/30/14
Interest Accrual Period	06/16/14 - 07/14/14
30/360 Days	30
Actual/360 Days	29
Distribution Date	07/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/14	132,010,706.64	17,670
Yield Supplement Overcollateralization Amount at 05/31/14	2,290,766.75	0
Receivables Balance at 05/31/14	134,301,473.39	17,670
Principal Payments	9,126,679.36	424
Defaulted Receivables	165,910.09	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/14	2,019,335.85	0
Pool Balance at 06/30/14	122,989,548.09	17,231

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	2,932,636.95	273
Past Due 61-90 days	770,933.70	73
Past Due 91 + days	127,448.17	14
Total	3,831,018.82	360

Total 31+ Delinquent as % Ending Pool Balance	3.11%

Recoveries	150,114.25

Aggregate Net Losses/(Gains) - June 2014	15,795.84

Overcollateralization Target Amount	8,259,860.66
Actual Overcollateralization	8,259,860.66

Weighted Average APR	3.85%
Weighted Average APR, Yield Adjusted	6.02%
Weighted Average Remaining Term	22.46

Flow of Funds	$ Amount

Collections	9,724,699.14
Advances	2,395.11
Investment Earnings on Cash Accounts	170.21
Servicing Fee	(111,917.89)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	9,615,346.57

Distributions of Available Funds
(1) Class A Interest	119,403.40
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	761,297.89
(7) Required Reserve Account	0.00
(8) Noteholders' Principal Distributable Amount	8,259,860.66
(9) Distribution to Certificateholders	377,115.50
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	9,615,346.57

Servicing Fee	111,917.89
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 06/16/14	123,750,845.98
Principal Paid	9,021,158.55
Note Balance @ 07/15/14	114,729,687.43

Class A-1
Note Balance @ 06/16/14	0.00
Principal Paid	0.00
Note Balance @ 07/15/14	0.00
Note Factor @ 07/15/14	0.0000000%

Class A-2
Note Balance @ 06/16/14	0.00
Principal Paid	0.00
Note Balance @ 07/15/14	0.00
Note Factor @ 07/15/14	0.0000000%

Class A-3
Note Balance @ 06/16/14	0.00
Principal Paid	0.00
Note Balance @ 07/15/14	0.00
Note Factor @ 07/15/14	0.0000000%

Class A-4
Note Balance @ 06/16/14	75,017,845.98
Principal Paid	9,021,158.55
Note Balance @ 07/15/14	65,996,687.43
Note Factor @ 07/15/14	51.5619262%

Class B
Note Balance @ 06/16/14	24,366,000.00
Principal Paid	0.00
Note Balance @ 07/15/14	24,366,000.00
Note Factor @ 07/15/14	100.0000000%

Class C
Note Balance @ 06/16/14	24,367,000.00
Principal Paid	0.00
Note Balance @ 07/15/14	24,367,000.00
Note Factor @ 07/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	217,072.52
Total Principal Paid	9,021,158.55
Total Paid	9,238,231.07

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.11000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.91000%
Interest Paid	119,403.40
Principal Paid	9,021,158.55
Total Paid to A-4 Holders	9,140,561.95

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00
Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00
Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2717728
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.2944063
Total Distribution Amount	11.5661791

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.9328755
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	70.4805543
Total A-4 Distribution Amount	71.4134298

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0666668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	84.39
Noteholders' Principal Distributable Amount	915.61

Account Balances	$ Amount

Advances
Balance as of 05/31/14	29,883.65
Balance as of 06/30/14	32,278.76
Change	2,395.11

Reserve Account
Balance as of 06/16/14	2,064,965.17
Investment Earnings	31.87
Investment Earnings Paid	(31.87)
Deposit/(Withdrawal)	-
Balance as of 07/15/14	2,064,965.17
Change	-

Required Reserve Amount	2,064,965.17